S000029727 [Member] Investment Objectives and Goals - BrandywineGLOBAL - Diversified US Large Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.